UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:    0001469367

Sunrun Athena Issuer 2018-1, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001757551

Central Index Key Number of underwriter (if applicable): Not applicable

Jeanna Steele, (415) 982-9000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a consultant’s report, dated November 6, 2018, obtained by Sunrun Inc., which report sets forth a summary of the findings and conclusions of Leidos Engineering, LLC with respect to certain residential photovoltaic solar assets.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Sunrun Athena Depositor 2018-1, LLC (Depositor)

By: Sunrun Athena Investor 2018-1, LLC

Its: Sole Member

By: Sunrun Athena Holdco 2018-1, LLC

Its: Sole Member

By: Sunrun Inc.

Its: Sole Member

Date November 14, 2018

/s/ Jeanna Steele
Name: Jeanna Steele
Title: General Counsel

EXHIBIT INDEX

Exhibit Number	Description

99.1	Consultant’s Report, dated November 6, 2018, of Leidos Engineering, LLC, setting forth findings and conclusions of Leidos with respect to certain residential photovoltaic solar assets.